5. CHANGE IN BAD DEBT PROVISION ESTIMATES (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares
Change In Bad Debt Provision Estimates Details
Decrease to net income | $	$ (8,770)
Effect on net income per share:
Basic	$ (.37)
Diluted	$ (.37)